Revenue - Maturity of Lease Liability (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Revenue from Contract with Customer [Abstract]
2026	$ 1,978
2027	2,100
2028	1,129
2029	1,181
2030 and thereafter	285
Total minimum lease payments	$ 6,673